RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2024	May 15, 2023 CNY (¥)	Nov. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Long-term loan to related parties					¥ 116,426	$ 16,649	¥ 63,892	¥ 115,048
Receipt of loans to a related party							28,313	9,800
Proceeds from loan from a related party								350,000
Interest expense by loan					598,625	$ 85,602	400,975	312,172
Percentage of related party interest rate		3.85%	6.00%
Lease expenses					1,316,032		1,128,722	1,040,405
Mr. Sheng Chen
RELATED PARTY TRANSACTIONS
Investments in fund							1,000
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Revenues							40	938
Long-term loan to related parties								1,000
Interest on investment income (expense)							19	32
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Revenues							7,914
Proceeds from loan from a related party								350,000
Interest expense by loan					12,767		18,219	13,183
Payments of interest expense					6,887		18,725	7,116
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Cost of goods and services sold					40,426		28,607	17,366
Long-term loan to related parties					23,853		23,853	33,785
Receipt of loans to a related party							28,313
Related party transaction, Lease payment paid					50,229		41,305	10,801
Lease expenses					33,526		23,142	14,268
Property management fees					6,783		4,926	3,098
Right-of-use (ROU) assets					346,121		262,237	171,629
Lease liabilities					313,254		246,073	173,628
Shanghai Puping
RELATED PARTY TRANSACTIONS
Long-term loan to related parties					92,575		40,038	80,263
Others
RELATED PARTY TRANSACTIONS
Cost of goods and services sold							¥ 5,546	333
CYSD
RELATED PARTY TRANSACTIONS
Cost of goods and services sold								31,119
SH Shibei
RELATED PARTY TRANSACTIONS
Receipt of loans to a related party								9,800
Interest on investment income (expense)								(1,321)
Beijing Jiwa
RELATED PARTY TRANSACTIONS
Cost of goods and services sold								¥ 1,891
Changzhou Gaoxin Internet Co., Ltd
RELATED PARTY TRANSACTIONS
Proceeds from loan from a related party			¥ 350,000
Mr. Sheng Chen
RELATED PARTY TRANSACTIONS
Legal service fee				¥ 5,500
SDHG INTL AM LTD
RELATED PARTY TRANSACTIONS
Payments to Acquire Investments					¥ 175,720
Subsequent event
RELATED PARTY TRANSACTIONS
Percentage of related party interest rate	3.60%